Federal Home Loan Bank Advances - Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Secured line of credit with the FHLB	$ 10,000,000
Federal Home Loan Bank advances	$ 98,069,000	$ 100,069,000
FHLB advances interest rate range from	0.80%	1.56%
FHLB advances interest rate range to	4.97%	4.97%